Schedule of Share Based Payment Award Equity Note Warrants or Rights Valuation Assumptions (Details) (USD $)	6 Months Ended	12 Months Ended
	Feb. 28, 2014 M	Aug. 31, 2013 M
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 1		$ 2,224,200
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 2		0.15
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 3		0.20
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 4		12
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 5		660,000
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 6		0.10
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 7		0.20
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 8		12
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 9		176,000
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 10		0.10
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 11		0.20
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 12		12
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 13		1,154,000
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 14		0.10
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 15		0.20
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 16		12
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 17		1,215,600
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 18		0.10
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 19		0.20
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 20		12
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 21		5,429,800
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 1	1,387,200
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 2	0.15
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 3	0.20
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 4	12
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 5	660,000
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 6	0.10
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 7	0.20
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 8	12
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 9	176,000
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 10	0.10
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 11	0.20
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 12	12
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 13	1,106,500
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 14	0.10
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 15	0.20
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 16	12
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 17	1,065,600
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 18	0.10
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 19	0.20
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 20	12
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 21	2,720,000
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 22	0.10
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 23	2,638,800
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 24	0.10
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 25	2,442,160
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 26	0.15
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 27	7,464,840
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 28	0.15
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 29	$ 19,661,100